Consolidated Statements of Comprehensive Income - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income
Net income	$ 123,117,320	$ 175,246,225	$ 97,450,746
Components of other comprehensive income that will not be reclassified to net income for the period, before taxes
Actuarial losses from defined benefit plans	(3,146,362)	(379,007)	(63,463)
Components of other comprehensive income that will be reclassified to net income for the period, before taxes
Gain (losses) from exchange rate translation differences	(264,119,093)	(41,844,584)	(72,455,525)
Gain (losses) from cash flow hedges	(12,203,755)	(1,865,233)	(13,151,841)
Income tax related to components of other comprehensive income that will not be reclassified to net income for the period
Income tax benefit related to defined benefit plans	849,518	102,332	16,184
Income tax related to components of other comprehensive income that will be reclassified to net income for the period
Income tax related to exchange rate translation differences	84,571,922	9,295,546	2,476,204
Income tax related to cash flow hedges	2,334,037	683,482	2,554,551
Other comprehensive income, total	(191,713,733)	(34,007,464)	(80,623,890)
Total comprehensive income	(68,596,413)	141,238,761	16,826,856
Equity holders of the controller	(68,721,632)	139,861,690	16,370,635
Non-controlling interests	$ 125,219	$ 1,377,071	$ 456,221